Offsets	Sep. 08, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Fundamental Global Inc.
Form or Filing Type	S-3
File Number	333-253285
Initial Filing Date	Feb. 19, 2021
Fee Offset Claimed	$ 15,720
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 142,433,000
Termination / Withdrawal Statement	In connection with Registration Statement on Form S-3 (No. 333-289374) (the “Withdrawn Registration Statement”) filed by the registrant on August 7, 2025, the Company used the $15,720 of the fee previously paid in connection with the Expired Registration Statement to offset the filing fee (of $765,500) that was then due (so the registrant paid $749,780 in filing fees in connection with the Withdrawn Registration Statement. The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on September 5, 2025. As the Withdrawn Registration Statement was not declared effective, no securities were sold thereunder. As a result, $15,720 of the fee previously paid in connection with the Expired Registration Statement remains available to be used to offset the fee currently due. In accordance with Rule 457(p) under the Securities Act, the registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Fundamental Global Inc.
Form or Filing Type	S-3
File Number	333-253285
Filing Date	Feb. 19, 2021
Fee Paid with Fee Offset Source	$ 16,365
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Fundamental Global Inc.
Form or Filing Type	S-3
File Number	333-289374
Initial Filing Date	Aug. 07, 2025
Fee Offset Claimed	$ 749,780
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 5,000,000,000
Termination / Withdrawal Statement	A filing fee of $749,780 was previously paid in connection with the Registration Statement on Form S-3 (No. 333-289374) (the “Withdrawn Registration Statement”) filed by the registrant on August 7, 2025. The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on September 5, 2025. As the Withdrawn Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee payable in connection with this filing.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Fundamental Global Inc.
Form or Filing Type	S-3
File Number	333-289374
Filing Date	Aug. 07, 2025
Fee Paid with Fee Offset Source	$ 749,780